(Check One): ☐ Form 10-K and ☐ Form KSB ☐ Form 20-F ☐ Form 11-K ☒ Form 10-Q ☐ Form N-SAR	UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING

Commission
File Number: 2-71865

For Period Ended: September 30, 2006
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

Texland Drilling Program-1981

Full Name of Registrant

Former Name if Applicable

777 Main Street, Suite 3200

Address of Principal Executive Office (Street and Number)

Fort Worth, Texas 76102

City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☐	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F,11-K or Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
☐	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III – NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report portion thereof, could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)

Due to internal staffing shortages, the financial statements were not completed in sufficient time to file the Form 10-Q for the period ended September 30, 2006 by November 15, 2006. There are no unpaid fees. Form 10-Q was filed on January 9, 2007.

PART IV— OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Michael E. Chapman (Name)	(817) (Area Code)	336-2751 (Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☒ No

Texland Drilling Program-1981

(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

SIGNATURE

Date January 15, 2007	By	/s/ M. E. Chapman.
M. E. Chapman, Vice President - Finance
Texland Petroleum, L.P.

Date January 15, 2007	By	/s/ R. J. Schumacher.
R. J. Schumacher, Vice President
Texland Petroleum, L.P.

Date January 15, 2007	By	/s/ J. N. Namy.
J. N. Namy, President & C.E.O.
Texland Petroleum, L.P.

Date January 15, 2007	By	/s/ J. H. Wilkes.
J. H. Wilkes, President & C.O.O
Texland Petroleum, L.P.